Label	Element	Value
Global X Funds | Global X Interest Rate Volatility & Inflation Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Interest Rate Volatility & Inflation Hedge ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global X Interest Rate Volatility & Inflation Hedge ETF (the “Fund”) seeks to hedge relative interest rate movements arising from a steepening of the U.S. interest rate curve, and to benefit from periods of market stress when interest rate volatility increases, while also providing inflation-protected income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing, directly or indirectly, in a mix of U.S. Treasury Inflation-Protected Securities (“TIPS”) and long yield curve spread options, which are tied to the shape of the U.S. interest rate curve. The Fund’s strategy is designed to hedge against inflation risk and generate positive returns from the Fund’s options during periods when U.S. interest rate volatility increases and/or the U.S. interest rate curve steepens (i.e., when the spread between interest rates on U.S. long-term debt instruments and U.S. shorter-term debt instruments widens). The interest rate curve typically steepens when the yield demanded by investors for long-term debt is higher than the yield on short-term debt, while higher interest rate volatility is generally associated with periods of greater uncertainty on the direction of future interest rates.

The Fund invests in TIPS directly or through other exchange-traded funds (“ETFs”) that invest in TIPS. TIPS are U.S. Treasury securities whose principal amount increases with inflation, as measured by the Consumer Price Index (“CPI”), and are designed to protect investors from inflation risk. A fixed coupon rate is applied to the inflation-adjusted principal, such that when inflation is rising and the value of the principal is adjusted upwards, the interest payments increase. Because of the inflation adjustment process, TIPS typically have lower yields than fixed-rate Treasury securities of similar maturities. The Fund may purchase TIPS of any maturity.
The Fund also invests in yield curve spread options which are options tied to the shape of the U.S. interest rate swap curve. The U.S. interest rate swap curve is a type of interest rate curve that reflects the swap rate used in interest rate swap agreements with different maturities. A swap rate is the fixed interest rate that is exchanged for a floating interest rate in an interest rate swap agreement. A yield curve spread option is an option on the spread between two swap rates at different parts of the U.S. interest rate swap curve. When an investor purchases a yield curve spread option, the investor pays a fixed amount (premium) to acquire the right (but not the obligation) to receive a payment based on the difference between a chosen swap rate spread and the option’s strike price on the expiration date. If the swap rate spread closes above the option’s strike price at expiration, the investor will be entitled to receive the difference between the value of the swap rate spread and the strike price. If the swap rate spread closes below the strike price as of the expiration date, the option may end up worthless and the investor’s loss is limited to the amount of premium paid. A yield curve spread option’s payoff is determined by the difference between the swap rate spread and the option’s strike price. For example, a yield curve spread option could be purchased on the spread between the 2-year swap rate and the 10-year swap rate. Yield curve spread options are expected to (i) appreciate in value as the U.S. interest rate curve steepens or interest rate volatility increases and (ii) decrease in value or become worthless as the U.S. interest rate curve flattens or inverts, or as interest rate volatility declines. The U.S. interest rate swap curve “steepens” when the spread between swap rates on longer-term debt instruments and shorter-term debt instruments widens, “flattens” when such spread narrows, and “inverts” when swap rates on longer-term debt instruments become lower than those for shorter-term debt instruments (i.e., the spread is negative). The Fund generally expects the purchased yield curve spread options to reference the spread between the 2-year and 10-year swap rate, though the Fund may purchase yield curve spread options referencing other swap rate spreads. The Fund will purchase yield curve spread options such that the Fund will gain from steepening of the yield curve, while having a potential loss on the yield curve spread options limited to the premium paid for the yield curve spread options.

When the Fund purchases a yield curve spread option, the Fund pays a fixed amount (premium) to purchase the yield curve spread option. The Fund’s investments in yield curve spread options will be traded in the over-the counter (“OTC”) market. OTC derivative instruments generally have more flexible terms negotiated between the buyer and the seller. These instruments would generally be subject to greater counterparty risk. Many of the protections afforded to exchange participants will not be available for OTC options and there are no daily price fluctuation limits. OTC instruments also may be subject to greater liquidity risk. Under the Fund’s yield curve spread option contracts, the Fund pays an upfront premium, and counterparties may be required to post variation margin. However, the Fund’s yield curve spread options contracts are subject to counterparty risk, which is the risk of non-performance by an options counterparty. Such non-performance could result in a material loss to the Fund.

The Fund’s investments in yield curve spread options have contractual expiration dates; therefore, to maintain consistent exposure to yield curve spread options, the Fund must periodically migrate out of yield curve spread options nearing expiration and into yield curve spread options with later expiration dates— a process referred to as “rolling.” The Fund generally expects to purchase yield curve spread options with a time-to-expiration of between six months and two years, though the Fund may purchase yield curve spread options with shorter or longer expirations. The Fund generally expects the purchased yield curve spread options to reference the spread between the 2-year and 10-year swap rate, though the Fund may purchase yield curve spread options referencing other swap rate spreads.

Under normal circumstances, the Fund generally expects to invest less than 20% of the Fund’s assets in yield curve spread options and to actively manage the Fund’s options investments to reduce the weight of such options in the Fund’s portfolio if their value increases above the desired amount. Similarly, the Fund generally expects to sell portfolio investments and reinvest proceeds in yield curve spread options if the value of such options declines below the desired amount. The Fund will actively manage the Fund’s investments in yield curve spread options to gain from steepening of the yield curve, while having a potential loss on the yield curve spread options limited to the premium paid for the yield curve spread options.

Investments in derivative instruments, such as options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to gains or losses that are disproportionate to the amount the Fund has invested in those instruments. Because the Fund only invests in long options as part of its principal investment strategy, the maximum loss for the Fund’s options position is the “options premium,” which is defined as the premium paid for the options and any post-purchase appreciation in value. Thus, any disproportionate returns are generally expected to exist only when the value of such options appreciates. However, following such appreciation, even small changes in the shape of the U.S. interest rate curve or interest rate volatility may result in a significant decline in the value of such options with a maximum loss equal to the options premium. The Fund is likely to be significantly more volatile than a fund holding only long positions in the same TIPS as the Fund because the options component of the Fund could result in significant gains for the Fund or in a complete loss of the premium for the Fund’s options, which could result in the Fund losing a significant portion of its value. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds.

Risk [Heading]	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Active Management Risk: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Asset Class Risk: Securities and other assets held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Associated Risks Related to Investing in Rate-Linked Derivatives: The Fund’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters, and technological developments. The Fund is expected to benefit from the options it holds if the U.S. interest rate curve steepens during the time period in which the Fund holds the options. However, if the U.S. interest rate curve flattens or inverts, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a steepening of the U.S. interest rate curve or the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to interest rate increases linked to U.S. interest rate curve steepening, outright interest rate increases may lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s exposure to TIPS. There can be no assurance that the Fund’s interest-rate linked options will accurately deliver positive returns if inflation experienced in the U.S. or the rate of expected future inflation reflected in the prices and yields of bonds held by the Fund rises. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund. The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate curve risk. Moreover, to the extent that interest rate curve risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during inflationary periods. There is no guarantee that the Fund will have positive performance even in environments of sharply rising inflation. There is no guarantee that the Fund will be able to successfully mitigate inflation risk or that bond values and interest rates will match changes in inflation rates.

Derivatives Risk: The Fund may gain exposure to different asset classes by investing in derivative instruments. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Fund. In addition, the prices of the derivative instruments and the prices of underlying interest rates they are designed to reflect may not move together as expected. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the relevant underlying rate to which it relates. Derivatives are usually traded on margin, which may subject the Fund to margin calls. Margin calls may force the Fund to liquidate assets. On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act (‘Rule 18f-4”), which governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives the Fund can enter into and replaces the asset segregation framework previously used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. The Fund will be required to comply with Rule 18f-4 by August 19, 2022.
ETF Investment Risk: While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, lack of liquidity in the underlying ETF can result in its value being more volatile than the underlying portfolio securities. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF may experience tracking error in relation to the index tracked by the underlying ETF, which could contribute to tracking error for the Fund. In addition, an underlying ETF's shares may trade at a premium or discount to NAV. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of the underlying ETFs, which could result in greater expenses to the Fund. By investing in an underlying ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the underlying ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the underlying ETF fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. Additionally, some exchange traded products (“ETPs”) are not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore, are not subject to the regulatory scheme and investor protections of the 1940 Act.

Fixed Income Securities Risk: A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by the Fund, the more sensitive it will likely be to interest-rate fluctuations. An unexpected event could interfere with an issuer’s ability to make timely interest or principal payments or that causes market speculation about the issuer’s ability to make such payments, which could cause the credit quality and market value of an issuer’s bonds and/or other debt securities to decline significantly.

Inflation-Linked Bonds Investment Risk: Inflation-linked bonds are income-generating instruments whose interest and principal payments are adjusted for inflation – a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Leverage Risk: The Fund’s investments in yield curve spread options have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to gains or losses that are disproportionate to the amount the Fund has invested in those instruments. Because the Fund only takes long positions in yield curve spread options as part of its principal investment strategy, the maximum loss for the Fund’s yield curve spread options position is the “options premium,” which is defined as the premium paid for the yield curve spread options and any post-purchase appreciation in value. Thus, any disproportionate returns are generally expected to exist only when the value of such yield curve spread options appreciates. However, following such appreciation, even small changes in the shape of the U.S. interest rate curve or interest rate volatility may result in a significant decline in the value of such yield curve spread options with a maximum loss equal to the yield curve spread options premium.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's investments in U.S. Treasury obligations to decline.

Counterparty Risk: Counterparty risk is the risk that a counterparty to the Fund’s investments in yield curve spread options may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Hedging Risk: The Fund seeks to mitigate (or hedge) the risk associated with the potential impact of a steepening U.S. interest rate curve (“curve risk”), an increase in inflation and inflation expectations, and an increase in interest rate volatility on the performance of U.S. government bonds. The Fund does not seek to mitigate credit risk, non-curve interest rate risk, or other factors influencing the price of U.S. government bonds, which factors may have a greater impact on the bonds’ returns than the U.S. interest rate curve or inflation. Further, there is no guarantee that the Fund’s investments will eliminate or mitigate curve risk, inflation risk or the potential impact of interest rate volatility on long positions in U.S. government bonds. If interest rates rise in parallel with the U.S. interest rate curve, the Fund will not be hedged. In addition, when the U.S. interest rate curve flattens or inverts, the Fund’s investments in options may lose value or end up worthless. Under such circumstances, the Fund will generally underperform a portfolio comprised solely of U.S. government bonds (without the options owned by the Fund). In a flattening or inverted curve environment, the Fund’s hedging strategy could result in disproportionately larger losses in the Fund’s options as compared to gains or losses in its U.S. government bond positions attributable to interest rate changes. There is no guarantee that the Fund will have positive returns, even in environments of sharply rising inflation rates in which the Fund’s options might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into positions in rate-linked options. Moreover, to the extent that interest rate curve risk has been priced into the U.S. government bonds owned by the Fund, the Fund will underperform other investments even during periods of interest rate curve steepening.

Income Risk: Income risk is the risk that the Fund’s income will decline because of falling interest rates.

Investment in Investment Companies Risk: When the Fund invests in other investment companies (or funds), it will indirectly be exposed to the risks of such funds’ investments. Moreover, the Fund will incur its pro rata share of such funds’ expenses. Additionally, investments in ETFs are subject to ETF Risk.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and trading of its Shares. For example, at the start of 2022, expectations for higher policy interest rates and the removal of monetary policy support resulted in elevated market volatility and a weak start to January as markets rotated away from companies with weaker fundamentals and/or higher valuations. Sustained elevated inflation, global supply chain bottlenecks and labor shortages encouraged a U.S. Federal Reserve policy shift to increase interest rates. With central bankers needing to reflect that they remain ahead of the curve on inflation, there are concerns that monetary policy may provide less support should economic growth slow. The slowing growth of gross domestic product in China may weigh on global economic growth, while the COVID-19 pandemic remains a risk to both global economic growth and supply chain normalization. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Over-the-Counter Market Risk: Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Turnover Risk: The Fund may engage in frequent and active trading, which may significantly increase the Fund’s portfolio turnover rate. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. For example, a portfolio turnover rate of 300% is equivalent to the Fund buying and selling all of its securities three times during the course of a year. A high portfolio turnover rate would result in high brokerage costs for the Fund, may result in higher taxes when shares are held in a taxable account and lower Fund performance.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a benchmark index. The Fund’s performance is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a benchmark index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance is not necessarily indicative of how the Fund will perform in the future.
Global X Funds | Global X Interest Rate Volatility & Inflation Hedge ETF | Global X Interest Rate Volatility & Inflation Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRVH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 144

[1]	Other Expenses are based on estimated amounts for the current fiscal year.